Consolidated Statements Of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Natural gas sales	$ 5,386	$ 3,842	$ 2,705
NGL sales	5,845	3,618	2,253
Crude sales	16,416	15,477	2,872
Gathering, transportation and other fees	3,733	3,097	2,386
Refined product sales	19,437	18,479	5,299
Other	4,874	3,822	1,449
Total revenues	55,691	48,335	16,964
COSTS AND EXPENSES:
Cost of products sold	48,389	42,554	13,088
Operating expenses	2,127	1,695	1,118
Depreciation, depletion and amortization	1,724	1,313	871
Selling, general and administrative	611	533	527
Goodwill impairments	370	689	0
Total costs and expenses	53,221	46,784	15,604
OPERATING INCOME	2,470	1,551	1,360
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(1,369)	(1,221)	(1,018)
Bridge loan related fees	0	0	(62)
Equity in earnings of unconsolidated affiliates	332	236	212
Gain on deconsolidation of Propane Business	0	0	1,057
Gain on sale of AmeriGas common units	177	87	0
Losses on extinguishments of debt	(25)	(162)	(123)
Gains (losses) on interest rate derivatives	(157)	53	(19)
Non-operating environmental remediation	0	(168)	0
Other, net	(11)	(1)	30
Income from continuing operations before income tax expense	1,417	375	1,437
Income tax expense from continuing operations	357	93	54
INCOME FROM CONTINUING OPERATIONS	1,060	282	1,383
Income (loss) from discontinued operations	64	33	(109)
NET INCOME	1,124	315	1,274
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	491	119	970
NET INCOME ATTRIBUTABLE TO PARTNERS	633	196	304
GENERAL PARTNER’S INTEREST IN NET INCOME	2	0	2
CLASS D UNITHOLDER’S INTEREST IN NET INCOME	2	0	0
LIMITED PARTNERS’ INTEREST IN NET INCOME	$ 629	$ 196	$ 302
INCOME FROM CONTINUING OPERATIONS PER LIMITED PARTNER UNIT (USD $ per unit):
Basic	$ 0.58	$ 0.17	$ 0.29
Diluted	0.57	0.17	0.29
NET INCOME PER LIMITED PARTNER UNIT (USD $ per Unit):
Basic	0.58	0.18	0.29
Diluted	$ 0.58	$ 0.18	$ 0.29